ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Related Tax Effects Allocated to Other Comprehensive Income and Accumulated Other Comprehensive Income (Loss)
The related tax effects allocated to other comprehensive income and accumulated other comprehensive income (loss) are as follows:

	December 31, 2017
	Total other comprehensive income (loss)					Total accumulated other comprehensive income (loss)
(Dollars in thousands)	Prior to Reclassification	Reclassification from	Pre-tax	Tax-effect	Net of tax	Beginning Balance	Net Activity	Ending Balance
Unrealized gain (loss) on investment securities	$8,447	$1,649	$6,798	$(2,431)	$4,367	$(4,549)	$4,367	$(182)
Unrealized gain (loss) on derivatives	810	0	810	(296)	514	(1,091)	514	(577)
Retirement obligation	2,775	(1,511)	4,286	(1,114)	3,172	(22,803)	3,172	(19,631)
Total	$12,032	$138	$11,894	$(3,841)	$8,053	$(28,443)	$8,053	$(20,390)

	December 31, 2016
	Total other comprehensive income (loss)					Total accumulated other comprehensive income (loss)
(Dollars in thousands)	Prior to Reclassification	Reclassification from	Pre-tax	Tax-effect	Net of tax	Beginning Balance	Net Activity	Ending Balance
Unrealized gain (loss) on investment securities	$751	$234	$517	$(133)	$384	$(4,933)	$384	$(4,549)
Unrealized gain (loss) on derivatives	809	0	809	(301)	508	(1,599)	508	(1,091)
Retirement obligation	884	(1,195)	2,079	(834)	1,245	(24,048)	1,245	(22,803)
Total	$2,444	$(961)	$3,405	$(1,268)	$2,137	$(30,580)	$2,137	$(28,443)

	December 31, 2015
	Total other comprehensive income (loss)					Total accumulated other comprehensive income (loss)
(Dollars in thousands)	Prior to Reclassification	Reclassification from	Pre-tax	Tax-effect	Net of tax	Beginning Balance	Net Activity	Ending Balance
Unrealized gain (loss) on investment securities	$(2,200)	$1,505	$(3,705)	$1,278	$(2,427)	$(2,506)	$(2,427)	$(4,933)
Unrealized gain (loss) on derivatives	(1,020)	0	(1,020)	370	(650)	(949)	(650)	(1,599)
Retirement obligation	(11,014)	(1,475)	(9,539)	3,395	(6,144)	(17,904)	(6,144)	(24,048)
Foreign currency translation	50	0	50	0	50	(50)	50	0
Total	$(14,184)	$30	$(14,214)	$5,043	$(9,171)	$(21,409)	$(9,171)	$(30,580)

Other Accumulated Comprehensive income reclassified from AOCI [Table Text Block]
The following table details the activity reclassified from accumulated other comprehensive income into income during the period:

	Amount Reclassified from Accumulated Other Comprehensive Income (1)
	December 31,
(Dollars in thousands)	2017	2016	2015	Affected Line Item in the Consolidated Statements of Income
Realized gains and losses on securities available-for-sale	$1,649	$234	$1,505	Gains on sales of investments securities
Defined benefit pension plan
Amortization of prior service cost (2)	413	413	413	Salaries and employee benefits
Recognized net actuarial loss (2)	(1,924)	(1,608)	(1,888)	Salaries and employee benefits
Amortization and settlement charges of defined benefit pension items	(1,511)	(1,195)	(1,475)
Total reclassifications for the period, before tax	$138	$(961)	$30

(1) Negative amounts are debits to profit/loss.
(2) Included in the computation of net periodic pension cost (see Note 15 - Employee Benefit Plans for additional details).